Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.1%
AECC Aviation Power Co. Ltd., Class A	292,000	$983,841
AVIC Aircraft Co. Ltd., Class A	328,500	743,883
AviChina Industry & Technology Co. Ltd., Class H	6,188,000	3,512,075

		5,239,799

Air Freight & Logistics — 0.4%
SF Holding Co. Ltd., Class A	182,483	786,452
Sinotrans Ltd., Class H	5,096,000	1,871,869
ZTO Express Cayman Inc., ADR	784,420	14,150,937

		16,809,258

Airlines — 0.3%
Air China Ltd., Class A	547,500	668,073
Air China Ltd., Class H	4,368,000	4,050,144
China Eastern Airlines Corp. Ltd., Class A	764,496	660,498
China Eastern Airlines Corp. Ltd., Class H	3,640,000	2,000,931
China Southern Airlines Co. Ltd., Class A	766,500	794,896
China Southern Airlines Co. Ltd., Class H	4,368,000	2,807,803
Spring Airlines Co. Ltd., Class A	72,987	460,041

		11,442,386

Auto Components — 0.3%
China First Capital Group Ltd.(a)	7,280,000	2,228,415
China Shipbuilding Industry Group Power Co. Ltd., Class A	218,937	704,196
Fuyao Glass Industry Group Co. Ltd., Class A	219,000	689,552
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,311,200	3,913,256
Huayu Automotive Systems Co. Ltd., Class A	328,500	951,412
Nexteer Automotive Group Ltd.	2,184,000	2,674,098

		11,160,929

Automobiles — 1.6%
BAIC Motor Corp. Ltd., Class H(b)	4,004,000	2,476,790
Brilliance China Automotive Holdings Ltd.	7,280,000	7,409,480
BYD Co. Ltd., Class A	109,272	760,459
BYD Co. Ltd., Class H(c)	1,638,000	9,589,149
Dongfeng Motor Group Co. Ltd., Class H	6,552,000	5,398,336
Geely Automobile Holdings Ltd.	12,012,000	19,701,975
Great Wall Motor Co. Ltd., Class H(c)	7,644,000	5,557,110
Guangzhou Automobile Group Co. Ltd., Class H	7,280,400	7,019,893
NIO Inc., ADR(a)(c)	1,613,976	4,922,627
SAIC Motor Corp. Ltd., Class A	655,285	2,263,628

		65,099,447

Banks — 13.9%
Agricultural Bank of China Ltd., Class A	5,389,200	2,860,497
Agricultural Bank of China Ltd., Class H	72,072,000	30,885,833
Bank of Beijing Co. Ltd., Class A	1,530,000	1,279,938
Bank of China Ltd., Class A	2,548,600	1,426,274
Bank of China Ltd., Class H	195,468,000	81,023,780
Bank of Communications Co. Ltd., Class A	2,986,800	2,567,567
Bank of Communications Co. Ltd., Class H	21,476,200	16,818,191
Bank of Hangzhou Co. Ltd., Class A	584,000	691,553
Bank of Jiangsu Co. Ltd., Class A	1,056,279	1,106,075
Bank of Nanjing Co. Ltd., Class A	803,000	962,467
Bank of Ningbo Co. Ltd., Class A	391,083	1,308,659
Bank of Shanghai Co. Ltd., Class A	910,680	1,479,019
China CITIC Bank Corp. Ltd., Class H	22,204,800	12,602,606
China Construction Bank Corp., Class A	690,990	695,659
China Construction Bank Corp., Class H	236,964,000	187,381,855
China Everbright Bank Co. Ltd., Class A	3,204,600	1,774,902
China Everbright Bank Co. Ltd., Class H	7,280,000	3,286,912

Security	Shares	Value
Banks (continued)
China Merchants Bank Co. Ltd., Class A	1,529,399	$7,546,460
China Merchants Bank Co. Ltd., Class H	9,646,150	46,443,446
China Minsheng Banking Corp. Ltd., Class A	2,732,615	2,408,181
China Minsheng Banking Corp. Ltd., Class H	17,108,160	12,437,458
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,824,000	2,978,648
Huaxia Bank Co. Ltd., Class A	910,094	984,503
Industrial & Commercial Bank of China Ltd., Class A	3,859,000	3,122,533
Industrial & Commercial Bank of China Ltd., Class H	160,524,000	114,651,957
Industrial Bank Co. Ltd., Class A	1,565,400	3,967,039
Ping An Bank Co. Ltd., Class A	1,347,097	2,366,549
Postal Savings Bank of China Co. Ltd., Class H(b)	19,656,000	11,757,675
Shanghai Pudong Development Bank Co. Ltd., Class A.	2,220,994	3,565,430

		560,381,666

Beverages — 1.0%
China Resources Beer Holdings Co. Ltd.	3,640,000	15,923,883
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	109,297	1,802,818
Kweichow Moutai Co. Ltd., Class A	84,181	10,806,212
Luzhou Laojiao Co. Ltd., Class A	109,200	1,112,452
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	73,000	595,106
Tsingtao Brewery Co. Ltd., Class A	72,963	511,561
Tsingtao Brewery Co. Ltd., Class H	938,000	5,700,582
Wuliangye Yibin Co. Ltd., Class A	291,295	4,254,000

		40,706,614

Biotechnology — 0.2%
3SBio Inc.(b)(c)	3,094,000	5,043,182
Chongqing Zhifei Biological Products Co. Ltd., Class A	109,500	636,644
Shenzhen Kangtai Biological Products Co. Ltd., Class A	72,995	535,685
Walvax Biotechnology Co. Ltd., Class A(a)	145,997	507,493

		6,723,004

Capital Markets — 1.8%
Caitong Securities Co. Ltd., Class A	401,500	595,317
Changjiang Securities Co. Ltd., Class A	730,000	752,832
China Cinda Asset Management Co. Ltd., Class H	21,840,000	5,069,644
China Ding Yi Feng Holdings Ltd.(a)(d)	2,256,000	48,915
China Everbright Ltd.	2,184,000	3,493,041
China Galaxy Securities Co. Ltd., Class H	8,554,000	4,593,089
China Huarong Asset Management Co. Ltd., Class H(b)	24,752,000	4,198,705
China International Capital Corp. Ltd., Class H(b)	2,912,000	5,288,772
China Merchants Securities Co. Ltd., Class A	582,169	1,298,159
CITIC Securities Co. Ltd., Class A	764,475	2,219,609
CITIC Securities Co. Ltd., Class H	5,096,000	9,281,349
East Money Information Co. Ltd., Class A	547,500	998,951
Everbright Securities Co. Ltd., Class A	438,000	704,398
Founder Securities Co. Ltd., Class A	730,000	754,938
GF Securities Co. Ltd., Class A	584,000	1,092,502
GF Securities Co. Ltd., Class H	3,348,800	3,818,389
Guosen Securities Co. Ltd., Class A	437,935	753,563
Guotai Junan Securities Co. Ltd., Class A	691,600	1,603,025
Guotai Junan Securities Co. Ltd., Class H(b)	1,820,000	3,105,854
Haitong Securities Co. Ltd., Class A	727,560	1,269,766
Haitong Securities Co. Ltd., Class H	7,134,400	7,315,887
Hithink RoyalFlush Information Network Co. Ltd., Class A	36,500	444,803
Huatai Securities Co. Ltd., Class A	540,893	1,453,428
Huatai Securities Co. Ltd., Class H(b)	4,004,000	6,342,626
Industrial Securities Co. Ltd., Class A	803,000	715,770
Noah Holdings Ltd., ADR(a)(c)	74,620	2,854,215

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Orient Securities Co. Ltd./China, Class A	546,064	$807,303
SDIC Capital Co. Ltd., Class A	364,978	649,608
Shenwan Hongyuan Group Co. Ltd., Class A	1,638,097	1,115,196
Western Securities Co. Ltd., Class A	511,000	722,298

		73,361,952

Chemicals — 0.2%
Hengli Petrochemical Co. Ltd., Class A	255,479	631,222
Hengyi Petrochemical Co. Ltd., Class A	328,500	639,644
Rongsheng Petro Chemical Co. Ltd., Class A	328,482	543,905
Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,008,000	3,493,041
Zhejiang Longsheng Group Co. Ltd., Class A	255,500	610,636

		5,918,448

Commercial Services & Supplies — 0.4%
China Everbright International Ltd.	9,100,148	8,612,036
Country Garden Services Holdings Co. Ltd.	2,912,000	5,972,152
Greentown Service Group Co. Ltd.	2,912,000	2,291,554

		16,875,742

Communications Equipment — 0.2%
BYD Electronic International Co. Ltd.(c)	1,639,000	2,157,308
ZTE Corp., Class A(a)	251,100	1,041,609
ZTE Corp., Class H(a)	1,863,840	4,483,362

		7,682,279

Construction & Engineering — 1.1%
China Communications Construction Co. Ltd., Class A	438,000	689,868
China Communications Construction Co. Ltd., Class H	10,556,000	9,383,949
China Communications Services Corp. Ltd., Class H	5,824,800	4,360,864
China Railway Construction Corp. Ltd., Class A	940,300	1,274,864
China Railway Construction Corp. Ltd., Class H	4,914,000	5,747,222
China Railway Group Ltd., Class H	9,464,000	7,073,361
China State Construction Engineering Corp. Ltd., Class A	3,312,439	2,680,280
China State Construction International Holdings Ltd.(c)	5,096,000	5,219,134
Metallurgical Corp. of China Ltd., Class A	2,475,200	1,071,028
Metallurgical Corp. of China Ltd., Class H	6,916,000	1,843,549
Power Construction Corp. of China Ltd., Class A	1,970,997	1,398,687
Sinopec Engineering Group Co. Ltd., Class H	3,458,000	2,813,838

		43,556,644

Construction Materials — 0.8%
Anhui Conch Cement Co. Ltd., Class A	285,700	1,629,769
Anhui Conch Cement Co. Ltd., Class H	3,094,000	18,073,375
BBMG Corp., Class H	5,460,000	1,650,420
China National Building Material Co. Ltd., Class H	9,464,000	7,278,561
China Resources Cement Holdings Ltd.	5,824,000	5,051,074

		33,683,199

Diversified Consumer Services — 1.6%
China Education Group Holdings Ltd.	1,456,000	2,243,271
New Oriental Education & Technology Group Inc., ADR(a)	351,624	30,116,596
TAL Education Group, ADR(a)	875,420	30,123,202

		62,483,069

Diversified Financial Services — 0.2%
Avic Capital Co. Ltd., Class A	1,131,500	886,184
Far East Horizon Ltd.	5,096,000	5,427,119

		6,313,303

Diversified Telecommunication Services — 1.4%
China Telecom Corp. Ltd., Class H	34,216,000	17,194,080
China Tower Corp. Ltd., Class H(b)	103,376,000	23,205,229

Security	Shares	Value
Diversified Telecommunication Services (continued)
China Unicom Hong Kong Ltd.	14,560,000	$15,357,494

		55,756,803

Electrical Equipment — 0.4%
Contemporary Amperex Technology Co. Ltd., Class A(a)	73,000	731,142
Fullshare Holdings Ltd.(a)(c)	19,745,000	1,838,372
NARI Technology Co. Ltd., Class A	395,488	1,043,888
Shanghai Electric Group Co. Ltd., Class H	7,280,000	2,571,963
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	425,969	702,253
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	1,850,120	1,946,737
Zhejiang Chint Electrics Co. Ltd., Class A	218,969	746,304
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,346,800	7,248,849

		16,829,508

Electronic Equipment, Instruments & Components — 1.0%
AAC Technologies Holdings Inc.	1,820,000	9,679,678
BOE Technology Group Co. Ltd., Class A	2,839,200	1,408,717
China Railway Signal & Communication Corp. Ltd., Class H(b)	3,640,000	2,395,546
Foxconn Industrial Internet Co. Ltd., Class A(a)	438,000	864,231
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	837,214	2,999,559
Kingboard Holdings Ltd.	1,638,000	4,303,627
Kingboard Laminates Holdings Ltd.	2,730,000	2,329,390
Luxshare Precision Industry Co. Ltd., Class A	401,500	1,242,753
Sunny Optical Technology Group Co. Ltd.	1,747,200	14,896,955
Zhejiang Dahua Technology Co. Ltd., Class A	584,000	1,054,597

		41,175,053

Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,380,000	3,916,026

Entertainment — 1.5%
Alibaba Pictures Group Ltd.(a)(c)	32,760,000	6,810,594
iQIYI Inc., ADR(a)(c)	307,944	5,613,819
NetEase Inc., ADR	173,264	43,075,163
Tencent Music Entertainment Group, ADR(a)(c)	223,860	2,963,906

		58,463,482

Food & Staples Retailing — 0.2%
Sun Art Retail Group Ltd.	5,824,000	5,080,786
Yonghui Superstores Co. Ltd., Class A	691,641	977,634

		6,058,420

Food Products — 1.6%
China Agri-Industries Holdings Ltd.	5,824,000	1,760,448
China Huishan Dairy Holdings Co. Ltd.(a)(d)	1,366,667	3,486
China Mengniu Dairy Co. Ltd.	6,552,000	23,941,535
Dali Foods Group Co. Ltd.(b)	5,096,000	3,646,244
Foshan Haitian Flavouring & Food Co. Ltd., Class A	182,054	2,631,100
Henan Shuanghui Investment & Development Co. Ltd., Class A	219,000	791,896
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	463,897	2,007,969
Muyuan Foodstuff Co. Ltd., Class A	109,500	1,000,530
New Hope Liuhe Co. Ltd., Class A	291,999	867,597
Tingyi Cayman Islands Holding Corp.	5,096,000	8,280,419
Tongwei Co. Ltd., Class A	328,500	729,668
Uni-President China Holdings Ltd.	3,276,000	3,480,506
Want Want China Holdings Ltd.	12,376,000	8,823,595
Wens Foodstuffs Group Co. Ltd., Class A	401,498	2,281,650

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Yihai International Holding Ltd.	1,092,000	$5,396,943

		65,643,586

Gas Utilities — 1.3%
Beijing Enterprises Holdings Ltd.	1,274,000	6,402,051
China Gas Holdings Ltd.	4,368,000	14,039,015
China Resources Gas Group Ltd.	2,184,000	10,459,624
ENN Energy Holdings Ltd.	1,965,600	17,674,117
Towngas China Co. Ltd.	2,548,000	1,920,615

		50,495,422

Health Care Equipment & Supplies — 0.1%
Lepu Medical Technology Beijing Co. Ltd., Class A	182,500	604,898
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,368,000	3,799,448
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	36,495	776,417

		5,180,763

Health Care Providers & Services — 0.4%
Aier Eye Hospital Group Co. Ltd., Class A	182,500	1,007,901
Huadong Medicine Co. Ltd., Class A	146,000	616,164
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	364,568	702,513
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	254,858	676,372
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,002,000	3,952,651
Sinopharm Group Co. Ltd., Class H	2,912,000	10,937,804

		17,893,405

Health Care Technology — 0.2%
Alibaba Health Information Technology Ltd.(a)(c)	8,736,000	8,278,562

Hotels, Restaurants & Leisure — 1.2%
China International Travel Service Corp. Ltd., Class A	145,685	1,626,182
Huazhu Group Ltd., ADR	322,868	9,879,761
Shenzhen Overseas Chinese Town Co. Ltd., Class A	912,493	897,601
Yum China Holdings Inc.	886,340	35,462,463

		47,866,007

Household Durables — 0.4%
Gree Electric Appliances Inc. of Zhuhai, Class A	254,893	1,923,145
Haier Electronics Group Co. Ltd.	3,276,000	8,348,200
Hangzhou Robam Appliances Co. Ltd., Class A	73,000	267,124
Midea Group Co. Ltd., Class A	295,657	2,115,141
Qingdao Haier Co. Ltd., Class A	546,288	1,252,818
TCL Corp., Class A	1,679,000	801,582

		14,708,010

Independent Power and Renewable Electricity Producers — 1.0%
CGN Power Co. Ltd., Class H(b)	26,208,000	7,220,065
China Longyuan Power Group Corp. Ltd., Class H	7,644,000	4,825,911
China National Nuclear Power Co. Ltd., Class A	1,419,664	1,130,301
China Power International Development Ltd.	10,920,000	2,827,302
China Resources Power Holdings Co. Ltd.	5,096,000	7,422,479
China Yangtze Power Co. Ltd., Class A	1,055,688	2,696,644
Datang International Power Generation Co. Ltd., Class H	7,280,000	1,819,872
GD Power Development Co. Ltd., Class A	2,226,500	809,269
Huadian Power International Corp. Ltd., Class H	4,368,000	1,810,587
Huaneng Power International Inc., Class H	9,464,000	5,962,867
Huaneng Renewables Corp. Ltd., Class H	11,648,000	3,149,493
SDIC Power Holdings Co. Ltd., Class A	583,996	662,909
Zhejiang Zheneng Electric Power Co. Ltd., Class A	876,000	588,789

		40,926,488

Security	Shares	Value
Industrial Conglomerates — 0.8%
CITIC Ltd.	14,560,000	$19,758,614
Fosun International Ltd.	6,370,000	8,221,923
Shanghai Industrial Holdings Ltd.	1,092,000	2,275,769

		30,256,306

Insurance — 7.0%
China Life Insurance Co. Ltd., Class A	146,000	550,041
China Life Insurance Co. Ltd., Class H	18,564,000	43,091,977
China Pacific Insurance Group Co. Ltd., Class A	473,553	2,350,980
China Pacific Insurance Group Co. Ltd., Class H	6,479,200	23,964,747
China Reinsurance Group Corp., Class H	13,832,000	2,522,752
China Taiping Insurance Holdings Co. Ltd.	4,004,124	10,290,490
New China Life Insurance Co. Ltd., Class A	182,069	1,355,049
New China Life Insurance Co. Ltd., Class H	2,038,400	9,463,336
People’s Insurance Co. Group of China Ltd. (The), Class H	20,384,000	8,007,438
PICC Property & Casualty Co. Ltd., Class H	16,744,462	18,088,730
Ping An Insurance Group Co. of China Ltd., Class A	764,498	8,711,097
Ping An Insurance Group Co. of China Ltd., Class H	13,832,000	152,776,425
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	764,400	2,183,847

		283,356,909

Interactive Media & Services — 17.8%
58.com Inc., ADR(a)(c)	231,504	13,202,673
Autohome Inc., ADR(a)	144,144	12,381,970
Baidu Inc., ADR(a)	682,864	75,115,040
Momo Inc., ADR	354,900	9,784,593
SINA Corp./China(a)	158,340	6,374,768
Tencent Holdings Ltd.	14,050,400	584,197,588
Weibo Corp., ADR(a)(c)	134,316	5,576,800
YY Inc., ADR(a)	120,848	8,272,046

		714,905,478

Internet & Direct Marketing Retail — 16.0%
Alibaba Group Holding Ltd., ADR(a)(c)	3,492,580	521,302,491
Baozun Inc., ADR(a)(c)	97,188	3,812,685
Ctrip.com International Ltd., ADR(a)	1,006,824	34,795,837
HengTen Networks Group Ltd.(a)	55,328,000	1,368,990
JD.com Inc., ADR(a)(c)	1,809,080	46,601,901
Meituan Dianping, Class B(a)	2,475,200	19,115,159
Pinduoduo Inc., ADR(a)(c)	469,560	9,118,855
Vipshop Holdings Ltd., ADR(a)	1,074,892	8,104,686

		644,220,604

IT Services — 0.2%
GDS Holdings Ltd., ADR(a)(c)	145,236	4,718,717
TravelSky Technology Ltd., Class H	2,184,000	4,523,683

		9,242,400

Life Sciences Tools & Services — 0.5%
Genscript Biotech Corp.(a)	2,184,000	4,718,669
Hangzhou Tigermed Consulting Co. Ltd., Class A	36,500	350,251
WuXi AppTec Co. Ltd., Class H(a)(b)	254,800	2,789,929
Wuxi Biologics Cayman Inc.(a)(b)	1,274,000	12,040,406

		19,899,255

Machinery — 1.1%
China Conch Venture Holdings Ltd.	4,004,000	12,996,767
China Shipbuilding Industry Co. Ltd., Class A	2,366,000	1,750,659
CRRC Corp. Ltd., Class A	1,965,698	2,242,656
CRRC Corp. Ltd., Class H	10,920,650	9,359,900
Haitian International Holdings Ltd.	1,456,000	2,878,369
Sany Heavy Industry Co. Ltd., Class A	693,498	1,207,319

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	255,487	$834,654
Sinotruk Hong Kong Ltd.	1,638,000	3,104,461
Weichai Power Co. Ltd., Class A	583,979	985,491
Weichai Power Co. Ltd., Class H	4,732,000	7,194,067
XCMG Construction Machinery Co. Ltd., Class A	1,277,500	788,631
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	766,500	593,685

		43,936,659
Marine — 0.1%
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,912,000	1,522,750
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,055,600	727,774
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	6,188,000	2,280,876

		4,531,400

Media — 0.1%
China Literature Ltd.(a)(b)(c)	582,400	2,243,271
Shanghai Oriental Pearl Group Co. Ltd., Class A	839,478	1,230,191

		3,473,462

Metals & Mining — 0.9%
Aluminum Corp. of China Ltd., Class A(a)	1,387,000	804,215
Aluminum Corp. of China Ltd., Class H(a)	9,468,000	3,405,343
Angang Steel Co. Ltd., Class A	982,897	721,598
Angang Steel Co. Ltd., Class H	2,839,200	1,278,275
Baoshan Iron & Steel Co. Ltd., Class A	1,555,895	1,413,807
China Hongqiao Group Ltd.	4,368,000	3,158,778
China Molybdenum Co. Ltd., Class A	1,825,000	1,060,809
China Molybdenum Co. Ltd., Class H	9,828,000	3,083,569
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	328,500	622,113
China Oriental Group Co. Ltd.	2,912,000	1,689,881
China Zhongwang Holdings Ltd.(c)	4,076,800	1,944,664
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	4,368,092	1,108,853
Jiangxi Copper Co. Ltd., Class H	3,640,000	4,545,038
Maanshan Iron & Steel Co. Ltd., Class H	4,368,000	1,860,727
MMG Ltd.(a)	5,824,000	1,775,304
Shandong Gold Mining Co. Ltd., Class A	182,498	818,367
Zhaojin Mining Industry Co. Ltd., Class H	2,548,000	2,339,836
Zijin Mining Group Co. Ltd., Class A	1,715,500	804,162
Zijin Mining Group Co. Ltd., Class H	13,832,000	4,886,729

		37,322,068

Oil, Gas & Consumable Fuels — 4.5%
China Coal Energy Co. Ltd., Class H	5,096,000	2,079,854
China Petroleum & Chemical Corp., Class A	2,184,893	1,711,195
China Petroleum & Chemical Corp., Class H	62,609,000	41,683,170
China Shenhua Energy Co. Ltd., Class A	364,000	965,500
China Shenhua Energy Co. Ltd., Class H	8,372,000	17,191,294
CNOOC Ltd.	44,044,000	71,791,178
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,628,800	2,878,536
Kunlun Energy Co. Ltd.	8,008,000	7,374,197
PetroChina Co. Ltd., Class A	1,194,690	1,232,057
PetroChina Co. Ltd., Class H	51,688,000	28,874,689
Shaanxi Coal Industry Co. Ltd., Class A	729,996	919,187
Yanzhou Coal Mining Co. Ltd., Class H	4,368,000	4,105,855

		180,806,712

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	3,276,000	2,130,922
Nine Dragons Paper Holdings Ltd.	4,004,000	3,191,740

		5,322,662

Security	Shares	Value
Personal Products — 0.3%
Hengan International Group Co. Ltd.	1,820,000	$13,347,278

Pharmaceuticals — 1.8%
Beijing Tongrentang Co. Ltd., Class A	219,000	922,983
China Medical System Holdings Ltd.	3,276,000	2,883,012
China Resources Pharmaceutical Group Ltd.(b)	3,822,000	4,991,650
China Traditional Chinese Medicine Holdings Co. Ltd.	5,824,000	3,075,213
CSPC Pharmaceutical Group Ltd.	11,648,000	18,778,111
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	109,500	611,058
Hutchison China MediTech Ltd., ADR(a)(c)	131,404	3,628,064
Jiangsu Hengrui Medicine Co. Ltd., Class A	327,944	2,940,222
Kangmei Pharmaceutical Co. Ltd., Class A	257,788	155,792
Luye Pharma Group Ltd.(b)	2,912,000	2,191,275
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	255,478	911,638
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,274,000	3,745,362
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	145,965	634,965
Sihuan Pharmaceutical Holdings Group Ltd.	9,464,000	2,124,422
Sino Biopharmaceutical Ltd.	17,108,000	17,259,539
SSY Group Ltd.	3,640,000	2,892,297
Tong Ren Tang Technologies Co. Ltd., Class H	1,456,000	1,864,441
Yunnan Baiyao Group Co. Ltd., Class A	60,499	677,927
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	73,000	1,131,881

		71,419,852

Professional Services — 0.1%
51job Inc., ADR(a)(c)	60,788	4,276,436

Real Estate Management & Development — 5.7%
Agile Group Holdings Ltd.	2,912,000	3,688,027
China Aoyuan Group Ltd.	2,920,000	3,154,422
China Evergrande Group(c)	4,732,000	12,583,582
China Fortune Land Development Co. Ltd., Class A	287,300	1,227,826
China Jinmao Holdings Group Ltd.(c)	12,376,000	7,150,427
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	546,067	1,710,705
China Overseas Land & Investment Ltd.	9,464,000	32,831,983
China Resources Land Ltd.	6,552,665	26,660,121
China Vanke Co. Ltd., Class A	755,824	2,910,726
China Vanke Co. Ltd., Class H	3,676,431	13,011,965
CIFI Holdings Group Co. Ltd.	6,552,000	3,919,225
Country Garden Holdings Co. Ltd.	18,564,727	25,098,508
Future Land Development Holdings Ltd.	4,368,000	4,763,237
Gemdale Corp., Class A	437,977	732,157
Greenland Holdings Group Co. Ltd., Class A	1,058,467	1,024,399
Guangzhou R&F Properties Co. Ltd., Class H	2,475,200	4,684,871
Jinke Properties Group Co. Ltd., Class A	511,000	479,075
Kaisa Group Holdings Ltd.(c)	5,824,000	2,421,544
KWG Group Holdings Ltd.	3,094,000	3,105,621
Logan Property Holdings Co. Ltd.	3,640,000	5,376,051
Longfor Group Holdings Ltd.	4,368,000	16,016,734
Poly Developments and Holdings Group Co. Ltd., Class A	946,475	1,660,015
RiseSun Real Estate Development Co. Ltd., Class A	510,986	693,534
Seazen Holdings Co. Ltd., Class A	182,494	973,912
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,664,531	3,098,850
Shenzhen Investment Ltd.	7,280,000	2,683,383

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Shimao Property Holdings Ltd.	2,912,000	$8,337,987
Shui On Land Ltd.	9,100,000	2,065,927
Sino-Ocean Group Holding Ltd.	7,462,000	2,978,880
SOHO China Ltd.	5,278,000	1,649,259
Sunac China Holdings Ltd.	5,824,000	25,106,810
Yuexiu Property Co. Ltd.	16,744,000	3,801,305
Yuzhou Properties Co. Ltd.	4,004,000	1,823,122

		227,424,190

Road & Rail — 0.0%
Daqin Railway Co. Ltd., Class A	1,128,600	1,360,867

Semiconductors & Semiconductor Equipment — 0.4%
Hua Hong Semiconductor Ltd.(b)	1,092,000	2,295,268
LONGi Green Energy Technology Co. Ltd., Class A	292,000	1,003,636
Sanan Optoelectronics Co. Ltd., Class A	327,655	506,618
Semiconductor Manufacturing International Corp.(a)(c)	7,462,300	8,975,071
Xinyi Solar Holdings Ltd.	7,280,000	3,992,577

		16,773,170

Software — 0.4%
Aisino Corp., Class A	219,000	724,930
Hundsun Technologies Inc., Class A	73,000	656,385
Iflytek Co. Ltd., Class A(a)	218,485	916,401
Kingdee International Software Group Co. Ltd.(c)	5,824,000	6,484,688
Kingsoft Corp. Ltd.(a)(c)	2,184,000	6,016,721
Yonyou Network Technology Co. Ltd., Class A	219,000	721,140

		15,520,265

Specialty Retail — 0.2%
China Grand Automotive Services Group Co. Ltd., Class A	985,500	622,587
GOME Retail Holdings Ltd.(a)(c)	24,074,000	2,364,245
Suning.com Co. Ltd., Class A	910,265	1,423,202
Zhongsheng Group Holdings Ltd.(c)	1,456,000	3,665,743

		8,075,777

Technology Hardware, Storage & Peripherals — 0.7%
Focus Media Information Technology Co. Ltd., Class A	1,529,038	1,226,203
Legend Holdings Corp., Class H(b)	946,400	2,283,754
Lenovo Group Ltd.	17,472,000	12,144,863
Meitu Inc.(a)(b)(c)	5,096,000	1,722,379
Xiaomi Corp., Class B(a)(b)(c)	8,444,800	10,318,305

		27,695,504

Textiles, Apparel & Luxury Goods — 1.1%
ANTA Sports Products Ltd.	2,548,000	15,598,906
Li Ning Co. Ltd.(a)	4,927,500	8,157,457
Shenzhou International Group Holdings Ltd.	1,892,800	22,318,506

		46,074,869

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(b)	509,600	4,247,452

Transportation Infrastructure — 0.7%
Beijing Capital International Airport Co. Ltd., Class H	4,368,000	3,693,598
China Merchants Port Holdings Co. Ltd.	3,640,000	6,369,553
COSCO SHIPPING Ports Ltd.	4,368,000	4,245,131

Security	Shares	Value
Transportation Infrastructure (continued)
Jiangsu Expressway Co. Ltd., Class H	2,912,000	$4,055,716
Shanghai International Airport Co. Ltd., Class A	72,999	727,974
Shanghai International Port Group Co. Ltd., Class A	766,477	836,882
Shenzhen International Holdings Ltd.	1,638,000	2,878,834
Zhejiang Expressway Co. Ltd., Class H	3,640,000	3,802,233

		26,609,921

Water Utilities — 0.5%
Beijing Enterprises Water Group Ltd.	13,832,000	7,356,555
Guangdong Investment Ltd.	7,280,000	14,317,567

		21,674,122

Wireless Telecommunication Services — 3.3%
China Mobile Ltd.	15,106,000	131,879,231
China United Network Communications Ltd., Class A	2,511,600	2,148,199

		134,027,430

Total Common Stocks — 99.3% (Cost: $3,836,936,649)		3,996,430,322

Rights

Technology Hardware, Storage & Peripherals — 0.0%
Legend Holdings Corp., (Expires 07/04/19)(a)	82,492	—

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(e)(f)(g)	386,789,111	386,943,827
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(e)(f)	1,994,393	1,994,393

		388,938,220

Total Short-Term Investments — 9.7% (Cost: $388,820,300)		388,938,220

Total Investments in Securities — 109.0% (Cost: $4,225,756,949)		4,385,368,542

Other Assets, Less Liabilities — (9.0)%		(363,399,952)

Net Assets — 100.0%		$4,021,968,590

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI China ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	490,177,186	(103,388,075)	386,789,111	$386,943,827	$2,320,548	(a)	$30,169	$22,574
BlackRock Cash Funds: Treasury, SL Agency Shares	3,643,507	(1,649,114)	1,994,393	1,994,393	42,271		—	—

				$388,938,220	$2,362,819		$30,169	$22,574

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
HSCEI Index	317	06/27/19	$20,717	$(33,970)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,996,377,921	$—		$52,401	$3,996,430,322
Rights	—	0	(a)	—	0	(a)
Money Market Funds	388,938,220	—		—	388,938,220

	$4,385,316,141	$0	(a)	$52,401	$4,385,368,542

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(33,970)	$—		$—	$(33,970)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

6